Summary of significant accounting policies (Details)	6 Months Ended
Mar. 31, 2024
Transportation equipment
Property plant and equipment, Estimated useful lives	4 years
Minimum | Machinery and equipment
Property plant and equipment, Estimated useful lives	5 years
Minimum | Office equipment
Property plant and equipment, Estimated useful lives	3 years
Maximum | Machinery and equipment
Property plant and equipment, Estimated useful lives	10 years
Maximum | Office equipment
Property plant and equipment, Estimated useful lives	5 years